Derivatives and hedge accounting (Tables)	12 Months Ended
Dec. 31, 2019
Derivatives and hedge accounting
Schedule of derivatives

Derivatives by categories

	December 31, 2019			December 31, 2018
	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	3,998	12,367	304,242	3,842	10,207	280,808
Currency-related contracts	2,734	6,933	182,668	2,630	8,799	162,870
Equity-related contracts	236	584	16,387	57	2,755	16,014
Contracts related to commodities, credit risk, etc.	—	172	1,997	—	173	2,108
Total derivatives	6,968	20,056	505,294	6,529	21,934	461,800

of which derivatives used for economic hedges,	December 31, 2019			December 31, 2018
accounted for as held-for-trading under IFRS 9	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	2,568	11,455	140,829	2,767	7,479	129,470
Currency-related contracts	1,544	4,708	153,707	1,728	5,177	132,610
Equity-related contracts	236	584	16,387	57	2,755	16,014
Contracts related to commodities, credit risk, etc.	0	172	1,997	—	173	2,108
Total derivatives	4,348	16,919	312,920	4,552	15,584	280,202

	December 31, 2019			December 31, 2018
of which derivatives in fair-value hedges	Assets	Liabilities	Nominal	Assets	Liabilities	Nominal
Skr mn	Fair value	Fair value	amounts	Fair value	Fair value	amounts
Interest rate-related contracts	1,430	912	163,413	1,075	2,728	151,338
Currency-related contracts	1,190	2,225	28,961	902	3,622	30,260
Total derivatives	2,620	3,137	192,374	1,977	6,350	181,598
(1)	The nominal amount of the instruments directly affected by the IBOR reform amounts to Skr 87,915 million.

Maturity analysis of the nominal amounts(1) of hedging instruments

	December 31, 2019
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	116	225	2,254	4,960	9,296
Hedge of fixed rate liabilities	—	—	38,724	103,823	3,776
Currency-related contracts
Hedge of fixed rate assets	6	26	644	2,030	430
Hedge of fixed rate liabilities	—	421	7,920	12,876	4,882
(1)	Nominal amounts before off-set.

	December 31, 2018
		1 month	3 months	1 year
Skr mn	< 1 month	< 3 months	< 1 year	< 5 years	> 5 years
Interest rate-related contracts
Hedge of fixed rate assets	40	40	220	6,769	6,234
Hedge of fixed rate liabilities	10	8,967	34,248	100,167	3,798
Currency-related contracts
Hedge of fixed rate assets	3	12	545	2,195	191
Hedge of fixed rate liabilities	—	3,317	3,672	13,936	5,990
(1)	Nominal amounts before off-set.

Derivatives used as fair value hedge

	December 31, 2019
		1 month <	3 months <	1 year <
Skr mn	< 1 month	3 months	1 year	5 years	> 5 years
Cash inflows (assets)	109	567	1,214	2,344	2,122
Cash outflows (liabilities)	-978	-1,517	-1,492	-3,106	40
Net cash inflow(1)	-869	-950	-278	-762	2,162
(1)	For derivatives used as hedging instruments, see contractual flows in note 26.

	December 31, 2018
		1 month <	3 months <	1 year <
Skr mn	< 1 month	3 months	1 year	5 years	> 5 years
Cash inflows (assets)	261	518	1,138	2,311	1,858
Cash outflows (liabilities)	-99	-1,064	-1,095	-4,721	-343
Net cash inflow	162	-546	43	-2,410	1,515

Schedule of carrying amount of hedge items in fair value hedge and its adjustments

	December 31, 2019		December 31, 2018
Assets		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Loans in the form of interest-bearing securities	6,716	547	4,244	499
Loans to credit institutions	332	5	206	3
Loans to the public	14,353	930	12,904	648
Total	21,401	1,482	17,354	1,150

	December 31, 2019		December 31, 2018
Liabilities		Fair value hedge		Fair value hedge
Skr mn	Book value	adjustments	Book value	adjustments
Debt securities issued	174,477	4,102	163,172	1,000
Total	174,477	4,102	163,172	1,000

Schedule of cash flow hedges reclassified to profit or loss

Skr mn	2019	2018
Interest income	8	25
Interest expense	—	—
Total(1)	8	25
(1)	Relates to previously terminated cash flow hedges where comprehensive income is allocated over the previously hedged item’s remaining -maturity.

Schedule of financial assets subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2019	Dec 31, 2018
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial assets	7,948	7,200
Amounts offset in the Statement of Financial Position	-980	-671
Net amounts of financial assets presented in the Statement of Financial Position	6,968	6,529
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,799	-4,324
Cash collateral received	-2,352	-1,805
Net amount	817	400

Schedule of financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements

	Dec 31, 2019	Dec 31, 2018
Skr mn	Derivatives	Derivatives
Gross amounts of recognized financial liabilities	21,036	22,648
Amounts offset in the Statement of Financial Position	-980	-714
Net amounts of financial liabilities presented in the Statement of Financial Position	20,056	21,934
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	-3,799	-4,324
Cash collateral paid	-15,871	-15,537
Net amount	386	2,073